Additional Information - Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2018
Additional Information - Condensed Financial Statements of the Company
Condensed financial information of the Company, Balance Sheets

Balance Sheets

(Amounts in thousands, except for number of shares and per share data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	41,208	26,175	3,807
Term deposits and short term investments	—	92,653	13,476
Amounts due from related parties	8,702	10,022	1,458
Amounts due from subsidiaries and VIEs	215,018	224,822	32,699
Prepayments and other current assets	920	1,509	219
Convertible loans due from a related party	102,631	—	—
Total current assets	368,479	355,181	51,659
Non-current assets:
Investments using equity accounting	1,314,191	1,253,899	182,372
Available-for-sale debt investments	1,196,330	1,959,474	284,994
Total non-current assets	2,510,521	3,213,373	467,366
Total assets	2,879,000	3,568,554	519,025
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank loans	—	267,665	38,930
Amounts due to related parties	—	284	41
Amounts due to subsidiaries and VIEs	369,955	87,243	12,689
Accrued expenses and other current liabilities	1,506	1,363	200
Total current liabilities	371,461	356,555	51,860
Non-current liabilities
Deferred tax liabilities	—	132,272	19,238
Total non-current liabilities	—	132,272	19,238
Total liabilities	371,461	488,827	71,098
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 260,001,486 and 264,824,592 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	17,180	17,487	2,543
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	22,053	22,053	3,207
Additional paid-in capital	1,587,575	1,604,588	233,378
Statutory reserves	81,237	87,620	12,744
Retained earnings	229,250	159,621	23,215
Accumulated other comprehensive income	570,244	1,188,358	172,840
Total shareholders’ equity	2,507,539	3,079,727	447,927
Total liabilities and shareholders’ equity	2,879,000	3,568,554	519,025

Condensed financial information of the Company, Statements of Comprehensive Income

Statements of Comprehensive Income/(Loss)

(Amounts in thousands)

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(8,649)	(9,027)	(8,209)	(1,194)
Total operating expenses	(8,649)	(9,027)	(8,209)	(1,194)
Loss from operations	(8,649)	(9,027)	(8,209)	(1,194)
Other income/(loss):
Interest income	10,016	16,953	326	47
Foreign currency exchange gain/(loss)	2,512	(746)	(11,599)	(1,687)
Gain on disposal of convertible loans due from a related party	—	—	10,565	1,537
Others, net	2,476	2,488	8,230	1,197
Share of profit/(loss) of investments using equity accounting, net of impairments	74,256	27,804	(62,535)	(9,095)
Net income/(loss)	80,611	37,472	(63,222)	(9,195)
Other comprehensive income	275,005	271,898	618,114	89,901
Comprehensive income	355,616	309,370	554,892	80,706

Condensed financial information of the Company, Statements of Cash Flows

Statements of Cash Flows

(Amounts in thousands)

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash used in operating activities	(2,323)	(8,078)	(9,113)	(1,325)
Cash flows from investing activities:
Placement of term deposits and short term investments	—	(93,970)	(120,220)	(17,485)
Maturity of term deposits and short term investments	83,854	93,970	27,781	4,041
Issuance of convertible loans to a related party	(228,280)	—	—	—
Loans repaid by a related party	—	53,058	—	—
Proceeds from disposal of convertible loans due from a related party	—	—	111,957	16,283
Loans provided to a related party	(45,865)	—	—	—
Investments in investments using equity accounting	(3,554)	—	—	—
Net cash (used in)/provided by investing activities	(193,845)	53,058	19,518	2,839
Cash flows from financing activities:
Borrowings from subsidiaries and VIEs	212,441	—	—	—
Payment to subsidiaries and VIEs	—	(48,871)	(279,607)	(40,668)
Proceeds from exercise of stock options	2,436	12,368	3,677	535
Proceeds from short-term bank loans	—	—	250,492	36,433
Net cash provided by/(used in) financing activities	214,877	(36,503)	(25,438)	(3,700)
Net increase/(decrease) in cash and cash equivalents	18,709	8,477	(15,033)	(2,186)
Cash and cash equivalents at the beginning of the year	14,022	32,731	41,208	5,993
Cash and cash equivalents at the end of the year	32,731	41,208	26,175	3,807